Consolidated Statement of Changes in Partners' Capital Parenthetical (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Value per OP unit exchanged for property			$ 15.45
Per Share Value of Shares With Expired Rescission Rights		$ 28.50
Payments of Stock Issuance Costs	$ 4.0	$ 3.4